Income Taxes - Schedule of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets [Abstract]
Allowance for credit losses	¥ 2,171	¥ 12,164
Impairment loss on long-lived assets and long-term prepaid expenses	18,601	53,832
Impairment loss on long-term investments	1,036	17,920
Accrued Liabilities	2,155	12,401
Deductible temporary difference related to advertising expenses	3	4,602
Deferred subsidy income		289
Net operating loss carrying forwards	25,742	299,922
Total deferred tax assets	49,708	401,130
Less: valuation allowance	(49,708)	(401,130)	¥ (382,124)
Deferred tax assets, net